RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended									3 Months Ended	12 Months Ended											12 Months Ended			3 Months Ended	12 Months Ended			12 Months Ended								12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 2010 and prior initiatives	Dec. 31, 2011 2011 initiatives	Dec. 31, 2012 2011 and prior initiatives	Dec. 31, 2012 2012 initiatives	Dec. 31, 2013 2012 and prior initiatives	Dec. 31, 2013 2013 initiatives	Mar. 31, 2014 Workforce reductions item	Dec. 31, 2013 Workforce reductions item	Dec. 31, 2012 Workforce reductions	Dec. 31, 2011 Workforce reductions	Dec. 31, 2011 Workforce reductions 2010 and prior initiatives	Dec. 31, 2011 Workforce reductions 2011 initiatives	Dec. 31, 2012 Workforce reductions 2011 and prior initiatives	Dec. 31, 2012 Workforce reductions 2012 initiatives	Dec. 31, 2013 Workforce reductions 2012 and prior initiatives	Dec. 31, 2013 Workforce reductions 2013 initiatives	Dec. 31, 2012 Demolition and decommissioning	Dec. 31, 2010 Demolition and decommissioning	Dec. 31, 2011 Demolition and decommissioning 2010 and prior initiatives	Dec. 31, 2012 Demolition and decommissioning 2011 and prior initiatives	Dec. 31, 2013 Demolition and decommissioning 2012 and prior initiatives	Mar. 31, 2014 Non-cancelable lease and contract termination costs	Dec. 31, 2013 Non-cancelable lease and contract termination costs	Dec. 31, 2011 Non-cancelable lease and contract termination costs	Dec. 31, 2010 Non-cancelable lease and contract termination costs	Dec. 31, 2011 Non-cancelable lease and contract termination costs 2010 and prior initiatives	Dec. 31, 2011 Non-cancelable lease and contract termination costs 2011 initiatives	Dec. 31, 2012 Non-cancelable lease and contract termination costs 2011 and prior initiatives	Dec. 31, 2013 Non-cancelable lease and contract termination costs 2012 and prior initiatives	Dec. 31, 2012 Other restructuring costs	Dec. 31, 2011 Other restructuring costs	Mar. 31, 2014 Other restructuring costs	Dec. 31, 2013 Other restructuring costs	Dec. 31, 2011 Other restructuring costs 2010 and prior initiatives	Dec. 31, 2011 Other restructuring costs 2011 initiatives	Dec. 31, 2012 Other restructuring costs 2011 and prior initiatives	Dec. 31, 2012 Other restructuring costs 2012 initiatives	Dec. 31, 2013 Other restructuring costs 2012 and prior initiatives	Dec. 31, 2013 Other restructuring costs 2013 initiatives
Accrued restructuring costs rollforward
Accrued liabilities at the beginning of the period	$ 113	$ 105	$ 105	$ 92	$ 49							$ 52	$ 90	$ 73	$ 36								$ 1				$ 60	$ 15	$ 17	$ 7					$ 2	$ 5	$ 1	$ 1
Restructuring charges						23	89	24	69	121	36					4	87	9	64	32	28			2	5	16	2				10	1		53					7	1	10	5	20	8
Reversal of reserves no longer required	(4)	(7)	(26)	(16)	(5)							(4)	(22)	(15)	(5)													(4)							(1)
Restructuring payments						(38)	(14)	(50)	(18)	(104)	(18)					(26)	(13)	(31)	(12)	(66)	(10)			(3)	(6)	(16)					(1)		(2)	(3)					(8)	(1)	(11)	(6)	(19)	(8)
Net activity of discontinued operations			(3)		(2)																							(3)								(2)
Foreign currency effect on liability balance			2	4	(10)									2	(10)							1						2							1
Accrued liabilities at the end of the period	$ 126		$ 113	$ 105	$ 92							$ 64	$ 52	$ 90	$ 73								$ 1				$ 61	$ 60	$ 17	$ 7						$ 2	$ 1	$ 1
Number of positions terminated												483	403
Number of positions not terminated												415	324